UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                         MITCHELL GROUP, INC.
Address:                      1100 Louisiana
                              Suite 4810
                              Houston, Texas 77002

13F File Number:              801-34644

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                         Terry Jolly
Title:                        Vice President
Phone:                        713-759-2070

Signature, Place and Date of Signing:

     Terry Jolly   Houston, Texas    December 04, 2002

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                                                                      Investment Discretion       Voting Authority
Issue                    Class     Cusip         Market       Shares  Sole Shared Other Mgr       Sole   Shared   None
------------------       -----     -----         ------       ------  ---- ------ ----- ---       ----   ------   ----
Amerada Hess             Common    023551104       2220        32700   X                         32700
Apache Corp              Common    037411105       9232       155297   X                        155297
BP P.L.C.                Common    055622104       3864        96836   X                         96836
Burlington Resources     Common    122014103         50         1300   X                          1300
Canadian Natural Resour  Common    136385101       5759       181100   X                        181100
ChevronTexaco Corporati  Common    166764100      22747       328472   X                        328472
ConocoPhillips           Common    20825C104       9841       212831   X                        212831
Cooper Cameron Corp      Common    216640102         42         1000   X                          1000
Core Labs NV             Common    N22717107        471        50300   X                         50300
Devon Energy             Common    25179M103      11522       238800   X                        238800
EOG Resources            Common    26875P101       4793       133300   X                        133300
El Paso Energy Corp      Common    28336L109       2329       281621   X                        281621
Exxon Mobil Corp         Common    30231G102      68653      2152124   X                       2152124
Forest Oil Corp          Common    346091705       4984       195450   X                        195450
GlobalSantaFe Corp       Common    G3930E101       2398       107290   X                        107290
Halliburton Co           Common    406216101       1197        92700   X                         92700
Kerr McGee Corp          Common    492386107       6364       146494   X                        146494
Knightsbridge Tankers L  Common    G5299G106          7          600   X                           600
Marathon Oil Corp        Common    565849106       2336       103000   X                        103000
McDermott International  Common    580037109       2001       326500   X                        326500
Mirant Corporation       Common    604675108        201        91000   X                         91000
Murphy Oil               Common    626717102       2282        27800   X                         27800
Nabors Industries        Common    G6359F103       2728        83300   X                         83300
Noble Energy Inc         Common    655044105       6641       195500   X                        195500
Occidental Pete Corp     Common    674599105       8250       290700   X                        290700
Ocean Energy             Common    67481E106      13385       670940   X                        670940
Pioneer Natural Resouce  Common    723787107      12440       513000   X                        513000
Pogo Producing Co        Common    730448107       8784       257900   X                        257900
Royal Dutch Pete         Common    780257804       9277       230950   X                        230950
Schlumberger LTD         Common    806857108       5563       144650   X                        144650
Spinnaker Exploration C  Common    84855W109       2560        89200   X                         89200
Talisman Energy, Inc     Common    87425E103       1780        44400   X                         44400
Transocean Inc           Common    G90078109       2127       102238   X                        102238
Unocal Corp              Common    915289102       2784        88700   X                         88700
Varco International      Common    922122106        606        35800   X                         35800
W H Energy Services      Common    92925E108       5129       296500   X                        296500
Westport Resources, Inc  Common    961418100       4782       261300   X                        261300
Willbros Group, Inc.     Common    969199108       9419       907453   X                        907453
Williams Companies       Common    969457100       1379       610300   X                        610300

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

For 13F Information Table Entry Total:   39

Form 13F Information Table Value Total:  260,929